UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Senior High Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005-10A, Class B, 0.74%, 9/18/17 (a)(b)	USD	500	$446,040
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.83%, 6/19/21 (a)(b)		635	503,904
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		500	487,500
Franklin CLO Ltd., Series 6A, 0.89%, 8/09/19 (a)(b)		810	648,000
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.78%, 10/27/20 (b)		495	366,300
Greyrock CDO Ltd., Series 2005-1X, Class A2L, 0.88%, 11/15/17 (b)		1,025	836,400
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21 (b)		645	534,898
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.00%, 7/15/19 (a)(b)		560	500,198
Total Asset-Backed Securities – 1.9%			4,323,240

Common Stocks (c)		Shares
Capital Markets — 0.1%
E*Trade Financial Corp.		27,100	248,778
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		142,466	62,685
Containers & Packaging — 0.1%
Smurfit Kappa Plc		18,171	109,874
Metals & Mining — 0.1%
Euramax International		935	257,097
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.		190,634	190,644
Ainsworth Lumber Co. Ltd. (a)		371,556	371,574
			562,218
Software — 0.1%
HMH Holdings/EduMedia		75,676	113,514
Total Common Stocks – 0.6%			1,354,166

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.7%
Bombardier, Inc., 7.75%, 3/15/20 (a)	USD	900	$963,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		692	697,190
			1,660,190
Airlines — 0.7%
Air Canada, 9.25%, 8/01/15 (a)		500	455,000
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		335	321,600
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		111	117,999
United Air Lines, Inc., 12.75%, 7/15/12		589	612,818
			1,507,417
Auto Components — 1.6%
Delphi Corp., 6.13%, 5/15/21 (a)		290	292,175
Icahn Enterprises LP:
7.75%, 1/15/16		160	165,000
8.00%, 1/15/18		2,690	2,743,800
Titan International, Inc., 7.88%, 10/01/17		490	508,987
Venture Holdings Co. LLC (d):
12.00%, 6/01/09		700	70
Series B, 9.50%, 7/01/05 (c)		3,325	333
			3,710,365
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (a)		121	122,630
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20		485	501,975
6.75%, 5/01/21		410	407,950
			909,925
Capital Markets — 0.8%
American Capital Ltd., 7.96%, 12/31/13 (e)		600	602,880
E*Trade Financial Corp., 12.50%, 11/30/17 (a)(f)(g)		935	1,056,550
KKR Group Finance Co., 6.38%, 9/29/20 (a)		280	287,656
			1,947,086
Chemicals — 2.9%
American Pacific Corp., 9.00%, 2/01/15		610	590,938
Celanese US Holdings LLC, 5.88%, 6/15/21		300	305,250

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
FKA	Formerly Known As
USD	US Dollar

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (f)(h)	USD	1,869	$2,148,916
10.00%, 3/31/15		1,839	1,838,720
Huntsman International LLC, 8.63%, 3/15/21		150	152,250
Kinove German Bondco GmbH, 9.63%, 6/15/18 (a)		400	362,000
Lyondell Chemical Co., 11.00%, 5/01/18		712	767,122
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		80	81,600
Solutia, Inc., 7.88%, 3/15/20		430	457,950
			6,704,746
Commercial Banks — 1.8%
CIT Group, Inc.:
7.00%, 5/01/15		450	450,000
7.00%, 5/01/16		640	633,280
7.00%, 5/01/17		2,571	2,545,290
7.00%, 5/02/17 (a)		400	394,000
			4,022,570
Commercial Services & Supplies — 1.3%
ARAMARK Corp., 8.50%, 2/01/15		440	451,000
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		528	527,936
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		60	53,400
The Geo Group, Inc., 7.75%, 10/15/17		450	473,625
Iron Mountain, Inc., 7.75%, 10/01/19		290	299,425
Mobile Mini, Inc., 7.88%, 12/01/20		335	335,000
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (a)		550	600,875
West Corp., 8.63%, 10/01/18		165	164,588
			2,905,849
Communications Equipment — 0.1%
EH Holding Corp., 6.50%, 6/15/19 (a)		320	312,800
Consumer Finance — 0.2%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		140	150,709
6.63%, 8/15/17		300	321,815
			472,524
Containers & Packaging — 0.5%
Ball Corp., 6.75%, 9/15/20		325	346,938
Berry Plastics Corp., 8.25%, 11/15/15		540	572,400
Graphic Packaging International, Inc., 9.50%, 6/15/17		185	201,650
Sealed Air Corp., 8.38%, 9/15/21 (a)		110	117,425
			1,238,413

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 3.1%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	3,670	$3,715,875
8.00%, 11/01/31		430	396,311
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		350	357,875
Reynolds Group Issuer, Inc. (a):
8.75%, 10/15/16		850	877,625
7.13%, 4/15/19		560	547,400
7.88%, 8/15/19		320	321,600
6.88%, 2/15/21		480	458,400
8.25%, 2/15/21		390	331,500
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		105	110,250
			7,116,836
Diversified Telecommunication Services — 0.9%
ITC Deltacom, Inc., 10.50%, 4/01/16		520	536,250
Level 3 Financing, Inc., 4.20%, 2/15/15 (b)		1,295	1,157,406
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		180	181,125
tw telecom Holdings, Inc., 8.00%, 3/01/18		170	178,500
			2,053,281
Electric Utilities — 0.2%
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)		405	425,250
Energy Equipment & Services — 1.3%
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		625	629,687
Key Energy Services, Inc., 6.75%, 3/01/21		380	375,725
MEG Energy Corp., 6.50%, 3/15/21 (a)		490	492,450
Oil States International, Inc., 6.50%, 6/01/19		175	175,875
Peabody Energy Corp., 6.25%, 11/15/21 (a)		1,160	1,168,700
SunCoke Energy, Inc., 7.63%, 8/01/19 (a)		100	98,000
			2,940,437
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		250	250,000
Health Care Equipment & Supplies — 0.4%
DJO Finance LLC:
10.88%, 11/15/14		670	631,475
7.75%, 4/15/18		30	24,075
Teleflex, Inc., 6.88%, 6/01/19		250	252,813
			908,363
Health Care Providers & Services — 2.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		235	222,075

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
HCA, Inc.:
8.50%, 4/15/19	USD	25	$27,000
6.50%, 2/15/20		1,030	1,024,850
7.88%, 2/15/20		1,924	2,025,010
7.25%, 9/15/20		525	539,437
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		45	42,638
Omnicare, Inc., 7.75%, 6/01/20		480	505,800
Tenet Healthcare Corp.:
10.00%, 5/01/18		430	483,750
8.88%, 7/01/19		1,680	1,831,200
			6,701,760
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		1,730	1,928,950
Hotels, Restaurants & Leisure — 1.6%
Diamond Resorts Corp., 12.00%, 8/15/18		540	511,650
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		282	234,060
MGM Resorts International:
10.38%, 5/15/14		1,220	1,366,400
11.13%, 11/15/17		1,300	1,454,375
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(d)		220	22
			3,566,507
Household Durables — 0.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,000	1,040,000
Jarden Corp., 7.50%, 5/01/17		435	461,100
Standard Pacific Corp., 8.38%, 1/15/21		550	507,375
			2,008,475
Independent Power Producers & Energy Traders — 3.2%
AES Corp.:
7.75%, 10/15/15		155	165,463
9.75%, 4/15/16		674	761,620
7.38%, 7/01/21 (a)		165	172,012
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		1,000	1,062,500
Calpine Corp. (a):
7.25%, 10/15/17		1,000	1,020,000
7.50%, 2/15/21		370	377,400
Energy Future Holdings Corp., 10.00%, 1/15/20		1,065	1,091,625
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		2,135	2,199,050
NRG Energy, Inc., 7.63%, 1/15/18		570	561,450
			7,411,120
Industrial Conglomerates — 1.6%
Sequa Corp. (a):
11.75%, 12/01/15		1,430	1,512,225

Corporate Bonds	Par (000)		Value
Industrial Conglomerates (concluded)
Sequa Corp. (a) (concluded):
13.50%, 12/01/15	USD	1,930	$2,060,250
			3,572,475
Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		851	893,550
Genworth Financial, Inc., 7.63%, 9/24/21		370	335,624
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		220	193,600
			1,422,774
IT Services — 0.5%
First Data Corp. (a):
7.38%, 6/15/19		570	535,800
8.25%, 1/15/21		521	450,665
12.63%, 1/15/21		188	155,100
			1,141,565
Machinery — 0.1%
Navistar International Corp., 8.25%, 11/01/21		204	212,670
Media — 7.6%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		190	200,925
CCH II LLC, 13.50%, 11/30/16		1,700	1,959,250
CCO Holdings LLC:
7.25%, 10/30/17		260	265,525
7.88%, 4/30/18		565	585,481
Checkout Holding Corp., 10.69%, 11/15/15 (a)(g)		570	282,150
Cinemark USA, Inc., 8.63%, 6/15/19		195	209,625
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		340	356,150
Series B, 9.25%, 12/15/17		4,526	4,763,615
CSC Holdings, Inc., 8.50%, 4/15/14		390	432,413
DISH DBS Corp.:
7.00%, 10/01/13		850	890,375
6.63%, 10/01/14		750	777,187
6.75%, 6/01/21		270	263,250
Interactive Data Corp., 10.25%, 8/01/18		810	866,700
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		540	540,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		530	552,525
Nielsen Finance LLC:
11.63%, 2/01/14		636	725,040
7.75%, 10/15/18		640	676,800
ProQuest LLC, 9.00%, 10/15/18 (a)		220	176,000
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		1,500	1,548,750

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	1,250	$1,318,750
			17,390,511
Metals & Mining — 0.9%
Novelis, Inc., 8.75%, 12/15/20		1,895	1,999,225
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		2,175	—
			1,999,225
Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (h)		948	1,047,540
Oil, Gas & Consumable Fuels — 6.7%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		135	128,925
6.25%, 6/01/21		125	119,375
Arch Coal, Inc.:
7.00%, 6/15/19 (a)		115	112,125
7.25%, 10/01/20		368	360,640
7.25%, 6/15/21 (a)		360	349,200
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,122	1,161,270
6.13%, 2/15/21		690	691,725
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		140	138,075
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		240	255,600
Consol Energy, Inc.:
8.25%, 4/01/20		900	967,500
6.38%, 3/01/21 (a)		230	226,550
Crosstex Energy LP, 8.88%, 2/15/18		55	58,575
Denbury Resources, Inc.:
8.25%, 2/15/20		351	381,274
6.38%, 8/15/21		295	300,900
El Paso Corp., 7.00%, 6/15/17		825	896,772
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		665	638,400
Forest Oil Corp., 8.50%, 2/15/14		220	236,500
Hilcorp Energy I LP, 7.63%, 4/15/21 (a)		1,105	1,138,150
Linn Energy LLC:
8.63%, 4/15/20		580	606,100
7.75%, 2/01/21		1,025	1,025,000
Niska Gas Storage US LLC, 8.88%, 3/15/18		565	550,875
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		1,850	1,757,500
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (a)		170	173,400
6.50%, 11/01/21		155	150,738
Petrohawk Energy Corp.:
10.50%, 8/01/14		310	345,262
7.88%, 6/01/15		415	441,975
7.25%, 8/15/18		275	308,000
Plains Exploration & Production Co.:
7.75%, 6/15/15		275	286,344

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Plains Exploration & Production Co. (concluded):
6.75%, 2/01/22	USD	250	$255,000
Range Resources Corp., 5.75%, 6/01/21		645	688,537
SandRidge Energy, Inc., 7.50%, 3/15/21		435	398,025
			15,148,312
Paper & Forest Products — 1.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(h)		700	440,892
Clearwater Paper Corp., 10.63%, 6/15/16		365	405,150
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		1,630	1,791,471
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		145	145,725
Verso Paper Holdings LLC:
11.50%, 7/01/14		289	294,780
Series B, 4.18%, 8/01/14 (b)		485	305,550
			3,383,568
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		1,015	982,013
Real Estate Investment Trusts (REITs) — 0.4%
FelCor Lodging LP, 6.75%, 6/01/19		950	883,500
Real Estate Management & Development — 0.2%
Shea Homes LP, 8.63%, 5/15/19 (a)		440	402,600
Road & Rail — 1.3%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		540	519,750
Florida East Coast Railway Corp., 8.13%, 2/01/17		200	199,250
The Hertz Corp. (a):
7.50%, 10/15/18		915	917,287
6.75%, 4/15/19		375	363,750
7.38%, 1/15/21		925	915,750
			2,915,787
Specialty Retail — 0.4%
United Auto Group, Inc., 7.75%, 12/15/16		845	857,675
Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., 7.75%, 11/15/23		215	233,161
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		176	167,200
Wireless Telecommunication Services — 2.6%
Cricket Communications, Inc., 7.75%, 5/15/16		1,770	1,765,575

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (a):
12.00%, 4/01/14	USD	800	$886,000
8.25%, 9/01/17		270	265,950
Sprint Capital Corp.:
8.38%, 3/15/12		325	330,687
6.88%, 11/15/28		2,280	1,590,300
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		1,010	1,017,575
			5,856,087
Total Corporate Bonds – 52.0%			118,442,157

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.3%
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		744	736,663
Airlines — 0.5%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		1,272	1,210,130
Auto Components — 1.7%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14		2,459	2,369,075
Autoparts Holdings, Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		600	599,442
Second Lien Term Loan, 10.50%, 1/29/18		900	864,000
			3,832,517
Biotechnology — 0.2%
Grifols SA, Term Loan B, 6.00%, 6/01/17		454	452,161
Building Products — 1.2%
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		596	556,792
Goodman Global Holdings, Inc.:
Initial Term Loan (First Lien), 5.75%, 10/28/16		1,629	1,623,599
Term Loan (Second Lien), 9.00%, 10/30/17		491	490,703
			2,671,094
Capital Markets — 1.1%
HarbourVest Partners, Term Loan B (First Lien), 6.25%, 12/16/16		882	877,756
Nuveen Investments, Inc. (First Lien):
Extended Term Loan, 3.37% - 3.42%, 11/13/14		371	349,621
Extended Term Loan, 1.50% - 6.00%, 5/13/17		295	288,731
Non-Extended Term Loan, 5.87% - 6.00%, 5/12/17		1,004	951,144
			2,467,252

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals — 4.7%
American Rock Salt Holdings LLC, Term Loan B, 5.50%, 4/25/17	USD	1,189	$1,168,217
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		700	700,441
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		800	799,000
Gentek, Inc., Tranche B Term Loan, 5.00% - 5.75%, 10/06/15		1,094	1,079,575
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		871	835,800
PolyOne Corp., Term Loan B, 1.25% - 3.75%, 11/01/17		350	349,562
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan facility (First Lien), 3.51% - 3.68%, 7/30/14		1,395	1,307,416
Styron Sarl, Term Loan B, 6.00%, 8/02/17		1,165	1,002,201
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		2,313	2,308,917
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,290	1,243,659
			10,794,788
Commercial Services & Supplies — 2.7%
Adesa, Inc. (KAR Holdings, Inc.), Term Loan B, 5.00%, 5/19/17		1,247	1,229,485
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		1,394	1,387,286
ARAMARK Corp.:
Letter of Credit – 1 Facility, 2.11%, 1/27/14		17	16,139
Letter of Credit - 2 Facility, 3.49%, 7/26/16		19	18,144
US Term Loan B, 2.24%, 1/27/14		205	200,348
US Term Loan B, 3.62%, 7/26/16		284	275,892
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		601	594,309
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		1,075	1,076,075
Synagro Technologies, Inc., Term Loan B, 2.25% - 2.26%, 4/02/14		493	416,018
Volume Services America, Inc., Term Loan B, 10.50% - 10.75%, 9/16/16		990	973,913
			6,187,609
Communications Equipment — 0.8%
Avaya, Inc., Term Loan B1, 3.26%, 10/24/14		959	890,890
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		831	827,094
			1,717,984
Construction & Engineering — 1.1%
BakerCorp., Inc., Term Loan B, 5.00%, 6/01/18		484	478,224

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Construction & Engineering (concluded)
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Synthetic Letter of Credit, Term Loan (First Lien), 2.63%, 2/07/14	USD	500	$409,375
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		1,500	1,500,000
			2,387,599
Consumer Finance — 0.8%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		2,145	1,859,458
Containers & Packaging — 0.6%
Berry Plastics Holding Corp., Term Loan C, 2.25%, 4/03/15		490	461,094
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		913	920,480
			1,381,574
Diversified Consumer Services — 2.9%
Coinmach Service Corp., Term Loan B, 3.25% - 3.32%, 11/20/14		2,171	1,930,066
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		3,072	2,862,493
ServiceMaster Co.:
Delayed Draw Term Loan, 2.76%, 7/24/14		174	164,905
Term Loan, 2.75% - 2.83%, 7/24/14		1,750	1,655,923
			6,613,387
Diversified Financial Services — 0.8%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		458	449,498
Tranche C Term Loan, 6.50%, 8/09/18		1,470	1,443,540
			1,893,038
Diversified Telecommunication Services — 3.2%
Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.00%, 11/01/15		1,350	1,357,479
Integra Telecom Holdings, Inc., Term Loan B, 9.25%, 4/15/15		913	798,344
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		2,050	1,983,375
Term Loan B3, 5.75%, 8/31/18		775	749,813
Tranche A Term Loan, 2.65%, 3/13/14		1,100	1,032,625
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,375	1,298,660
			7,220,296

Floating Rate Loan Interests (b)	Par (000)		Value
Electronic Equipment, Instruments & Components — 1.2%
Aeroflex, Inc., Term Loan B, 4.25%, 5/09/18	USD	264	$249,135
CDW LLC (FKA CDW Corp.), Non-Extended Term Loan, 3.75%, 10/10/14		1,101	1,057,000
Sensata Technologies Finance Co., LLC, Term Loan, 4.00%, 5/11/18		1,436	1,416,046
			2,722,181
Energy Equipment & Services — 2.0%
CCS Corp., Term Loan B, 3.37%, 11/14/14		707	644,612
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		866	864,117
Gas Co. Term Loan, 9.25%, 8/04/16		1,584	1,595,772
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,560	1,542,731
			4,647,232
Food & Staples Retailing — 0.5%
US Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14		1,220	1,107,672
Food Products — 2.8%
Advance Pierre Foods, Inc., Term Loan, (First Lien), 7.00%, 9/30/16		2,591	2,574,528
Del Monte Corp., Term Loan, 4.50%, 3/08/18		2,504	2,366,020
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.75% - 2.87%, 4/02/14		120	117,410
Tranche D Term Loan, 6.00%, 4/02/14		800	799,539
Solvest, Ltd. (Dole):
Tranche B-2 Term Loan, 5.00% - 6.00%, 7/06/18		204	202,780
Tranche C-2 Term Loan, 5.00% - 6.00%, 7/06/18		379	376,591
			6,436,868
Health Care Equipment & Supplies — 1.2%
Biomet, Inc., Term Loan B, 3.26% - 3.36%, 3/25/15		135	129,712
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan B, 3.26%, 5/20/14		874	841,015
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		735	706,198
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		980	983,430
			2,660,355
Health Care Providers & Services — 4.9%
CHS/Community Health Systems, Inc.:
Extended Term Loan B, 3.76% - 4.02%, 1/25/17		125	120,625
Non-Extended Delayed Draw Term Loan, 2.51%, 7/25/14		47	45,748

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc. (concluded):
Non-Extended Term Loan, 2.51% - 2.77%, 7/25/14	USD	895	$862,886
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		1,095	1,071,760
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,092	1,086,291
Emergency Medical Services, Term Loan, 5.25% - 6.00%, 5/25/18		1,095	1,060,297
Harden Healthcare, Inc.:
Term Loan A, 8.50%, 3/02/15		336	329,607
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,183	1,158,892
HCA, Inc., Tranche B-3 Term Loan, 3.62%, 5/01/18		856	809,382
Health Management Associates, Term Loan B, 4.50%, 11/16/18		835	831,176
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Combined Term Loan, 6.50%, 8/04/16		1,412	1,379,354
Incremental Term Loan B3, 6.75%, 5/15/18		734	717,241
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/19/17		1,047	1,000,243
Renal Advantage Holdings, Inc., Term Loan B, 5.75%, 12/07/16		695	693,013
			11,166,515
Health Care Technology — 1.0%
IMS Health, Inc., Term Loan B, 4.50%, 8/26/17		1,034	1,030,244
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		700	703,283
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		551	544,388
			2,277,915
Hotels, Restaurants & Leisure — 3.2%
Caesars Entertainment Operating Co., Inc.:
Term Loan B-2, 3.26% - 3.42%, 1/28/15		177	150,838
Term Loan B-3, 3.37% - 3.42%, 1/28/15		2,957	2,522,878
Term Loan B-4, 9.50%, 10/31/16		733	721,535
Dunkin’ Brands, Inc., Term Loan B-2, 4.00%, 11/23/17		1,364	1,342,061
Golden Living, Term Loan, 5.00%, 5/04/18		548	472,852
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		777	771,647

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Six Flags Theme Parks, Inc., Term Loan B, (First Lien), 5.25% - 6.00%, 6/30/16	USD	1,353	$1,346,058
			7,327,869
Independent Power Producers & Energy Traders — 1.0%
AES Corp., Term Loan, 4.25%, 6/01/18		945	934,616
Texas Competitive Electric Holdings Co. LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		1,878	1,222,880
			2,157,496
Industrial Conglomerates — 1.1%
Sequa Corp.:
Incremental Term Loan, 7.00%, 12/03/14		305	304,237
Term Loan, 3.63% - 3.70%, 12/03/14		1,225	1,180,153
Tomkins Plc, Term Loan B, 4.25%, 9/21/16		1,127	1,117,207
			2,601,597
Internet Software & Services — 0.2%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		625	551,562
IT Services — 3.9%
Ceridian Corp., Term Loan, 3.26% - 3.38%, 11/10/14		1,233	1,093,824
First Data Corp.:
Extended Term Loan B, 4.26%, 3/23/18		3,799	3,171,192
Initial Tranche B-1 Term Loan		333	294,782
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		141	125,014
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		473	452,885
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		625	611,326
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		775	774,341
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B Term Loan, 3.93% - 4.06%, 2/26/16		402	392,071
TransUnion LLC, Term Loan B, 4.75%, 2/12/18		1,955	1,944,844
			8,860,279
Machinery — 0.4%
Terex Corp., Term Loan B, 5.50%, 4/28/17		850	847,875
Media — 11.0%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		581	562,398
Affinion Group, Inc., Term Loan B, 5.00%, 10/10/16		739	673,564

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18	USD	1,097	$1,088,110
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		800	799,248
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 2.51%, 7/03/14		757	639,262
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		669	617,052
Charter Communications Operating, LLC:
Extended Term Loan, 3.62%, 9/06/16		2,115	2,075,803
Term Loan, 7.25%, 3/06/14		24	23,890
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		1,100	1,070,212
Gray Television, Inc., Term Loan B, 3.75%, 12/31/14		773	754,700
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		1,349	927,475
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		599	588,026
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		5,854	5,775,720
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		896	877,590
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17		490	481,425
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		3,250	3,343,437
Nielsen Finance LLC, Class C Term Loan, 3.50%, 5/02/16		224	217,699
Sinclair Television Group, Inc., Tranche B Term Loan, 4.00%, 10/28/16		833	829,798
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.50%, 6/01/12		960	946,287
Univision Communications, Inc., Extended First Lien Term Loan, 4.51%, 3/31/17		978	874,998
UPC Financing Partnership:
Term Loan AB, 4.75%, 12/29/17		350	341,688
Term Loan T, 3.87%, 12/30/16		425	412,203
WC Luxco Sarl, New Term Loan B-3, 4.25%, 3/15/18		313	307,633
Weather Channel, Term Loan B, 4.25%, 2/13/17		761	756,562
			24,984,780
Metals & Mining — 2.0%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,638	1,608,279

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining (concluded)
SunCoke Energy, Inc., Term Loan B, 4.00% - 5.25%, 7/26/18	USD	848	$833,037
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		2,209	2,165,794
			4,607,110
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		332	318,715
Multiline Retail — 0.3%
Dollar General Corp., Tranche B-2 Term Loan, 3.00% - 3.01%, 7/07/14		598	594,684
Oil, Gas & Consumable Fuels — 1.1%
Gibson Energy, Term Loan B, 5.75%, 6/15/18		798	795,008
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,679	1,670,122
			2,465,130
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		350	351,312
Pharmaceuticals — 1.9%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		943	896,910
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		644	642,304
Pharmaceutical Products Development, Term Loan B, 6.25%, 11/19/18		930	916,878
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		703	682,140
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		599	594,263
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		455	447,466
Term Loan B-2, 4.25%, 3/15/18		227	223,733
			4,403,694
Professional Services — 1.2%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17		347	345,556
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		1,300	1,303,705
Fifth Third Processing Solutions, LLC, Term Loan B (First Lien), 4.50%, 11/03/16		1,092	1,085,399
			2,734,660
Real Estate Investment Trusts (REITs) — 0.7%
Istar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		1,621	1,598,958

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development — 1.7%
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13	USD	1,771	$1,637,694
Extended Synthetic Letter of Credit, 4.44%, 10/10/16		1,108	980,682
Extended Term Loan, 4.69%, 10/10/16		1,405	1,243,451
			3,861,827
Road & Rail — 0.3%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18		575	576,081
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.50%, 12/01/16		582	549,664
Microsemi Corp., Term Loan B, 5.75%, 2/02/18		580	578,916
NXP B.V., Incremental Term Loan, 1.25% - 4.25%, 12/12/17		480	460,502
			1,589,082
Software — 0.1%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		325	308,480
Specialty Retail — 3.6%
Academy Ltd., Term Loan, 6.00%, 8/03/18		1,000	981,670
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		970	942,656
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		1,125	1,098,754
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		338	310,813
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/18		398	376,110
Michaels Stores, Inc.:
Term Loan B-1, 2.63% - 2.69%, 10/31/13		239	232,267
Term Loan B-2, 4.88% - 4.94%, 7/31/16		1,199	1,165,730
Petco Animal Supplies, Inc., Term Loan, 4.50%, 11/24/17		1,520	1,474,060
Toys ‘R’ Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		1,205	1,188,377
Term Loan B2, 5.25%, 5/25/18		398	389,873
			8,160,310
Wireless Telecommunication Services — 1.7%
Digicel International, Tranche A, 2.88%, 3/30/12		328	326,463
MetroPCS Wireless, Inc., Term Loan B, 4.00% - 4.06%, 3/16/18		570	551,586

Floating Rate Loan Interests (b)	Par (000)		Value
Wireless Telecommunication Services (concluded)
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15	USD	2,943	$2,936,039
			3,814,088
Total Floating Rate Loan Interests – 72.6%			165,159,877

Other Interests (c)(i)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A	320		—
Diversified Financial Services — 0.5%
ARK JGW SPV, LLC (J.G. Wentworth LLC Preferred Equity Interests) (j)	—	(k)	1,054,539
Media — 0.0%
Adelphia Preferred Escrow	3		—
Adelphia Recovery Trust, Series ACC-6B INT	250		1,250
			1,250
Total Other Interests – 0.5%			1,055,789

Preferred Securities

Preferred Stocks	Shares
Diversified Financial Services — 0.0%
Ally Financial, Inc., 7.00% (a)	90	63,051
Total Preferred Stocks – 0.0%		63,051

Trust Preferreds
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	22,630	429,970
Total Trust Preferreds – 0.2%		429,970
Total Preferred Securities – 0.2%		493,021

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Warrants (l)	Shares	Value
Media — 0.0%
Charter Communications, Inc. (Expires 11/30/14)	6,862	$80,011
Total Warrants – 0.0%		80,011
Total Investments (Cost — $306,102,083*) - 127.8%		290,908,261
Liabilities in Excess of Other Assets – (27.8)%		(63,359,507)
Net Assets – 100.0%		$227,548,754

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$304,881,934
Gross unrealized appreciation	$5,658,700
Gross unrealized depreciation	(19,632,373)
Net unrealized depreciation	$(13,973,673)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Wholly-owned subsidiary.

(k)	Amount is less than $500.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	270,650	(270,650)	—	$747

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	89,000	USD	88,771	Deutsche Bank	1/18/12	$(1,613)
				AG
USD	441,752	CAD	471,000	UBS AG	1/18/12	(19,497)
Total						$(21,110)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (concluded)	BlackRock Senior High Income Fund, Inc. (ARK)

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$1,450,141	$2,873,099	$4,323,240
Common Stocks	$439,422	738,545	176,199	1,354,166
Corporate Bonds	—	114,220,036	4,222,121	118,442,157
Floating Rate Loan Interests	—	151,007,548	14,152,329	165,159,877
Other Interests	1,250	—	1,054,539	1,055,789
Preferred Securities	429,970	63,051	—	493,021
Warrants	80,011	—	—	80,011
Total	$950,653	$267,479,321	$22,478,287	$290,908,261

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(21,110)	—	$(21,110)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Balance, as of February 28, 2011	$3,467,413	$433,333	$6,609,156	$18,685,436	$2,125,823	$31,321,161
Accrued discounts/premium	30,628	—	130,942	51,314	—	212,884
Net realized gain (loss)	50,449	18,884	(5,307,987)	35,542	860,167	(4,342,945)
Net change in unrealized appreciation/depreciation[2]	(350,904)	(253,193)	7,580,268	1,661,968	(293,606)	8,344,533
Purchases	1,586,263	—	43,053	4,884,987	68,532	6,582,835
Sales	(1,470,750)	(22,825)	(4,833,529)	(9,969,741)	(1,706,374)	(18,003,219)
Transfers in3	—	—	218	3,983,360	—	3,983,578
Transfers out[3]	(440,000)	—	—	(5,180,537)	(3)	(5,620,540)
Balance, as of November 30, 2011	$2,873,099	$176,199	$4,222,121	$14,152,329	$1,054,539	$22,478,287

[2]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was $(800,197).

[3]

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 23, 2012